Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (37,896)	$ (9,784)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	75	86
Non-cash interest expense	761	0
Non-cash vendor payments	150	0
Loss on extinguishment of senior notes	9,776	0
Loss on issuance of forward purchase agreement derivative liability	4,935	0
Change in fair value of senior notes	0	570
Change in fair value of forward purchase agreement derivative liability	8,228	0
Stock-based compensation	420	207
Non-cash lease expense	170	173
Equity line of credit commitment expense	1,688	0
Changes in operating assets and liabilities:
Accounts receivable	(568)	280
Prepaid expenses and other current assets	(881)	(482)
Accounts payable	5,457	1,721
Accrued expenses and other current liabilities and other non-current liabilities	(5)	(1,250)
Deferred revenue	(8)	(279)
Deferred legal fees	(378)	0
Operating lease liabilities	(178)	(179)
Net cash used in operating activities	(8,254)	(8,937)
Cash flows from investing activities:
Purchases of property and equipment	(26)	(2)
Net cash used in investing activities	(26)	(2)
Cash flows from financing activities:
Proceeds from the exercise of stock options	68	9
Issuances of common stock under equity line of credit	5,300	0
Proceeds from the reverse recapitalization	12,636	0
Proceeds from the partial early termination of the forward purchase agreement	2,500	0
Payment of note payable - related party	(315)	0
Payment of deferred offering costs	(2,929)	0
Prepayment for forward purchase agreement	(10,986)	0
Proceeds from senior and senior secured notes	5,878	4,875
Net cash provided by financing activities	12,152	4,884
Effect of exchange rate changes on cash and cash equivalents	(40)	(22)
Net increase (decrease) in cash and cash equivalents	3,832	(4,077)
Cash and cash equivalents and restricted cash at beginning of period	3,469	10,210	$ 10,210
Cash and cash equivalents and restricted cash at end of period	7,301	6,133	3,469	$ 10,210
Supplemental disclosures
Debt Conversion, Converted Instrument, Amount	14,660	0
Issuance of common stock in connection with debt issuance costs related to senior secured notes and capital markets advisory agreements	352	0
Issuance of senior secured notes in lieu of payments for offering costs and capital markets advisory agreements	1,150	0
Deferred offering costs included in accounts payable and accrued expenses and other current liabilities	2,793	0
Debt issuance costs in included in accrued expenses and other current liabilities	35	0
Conversion of convertible preferred stock upon the reverse recapitalization	64,716	0
Issuance of common stock in connection with the equity line of credit commitment shares	1,688	0
Income taxes paid	0	22
Related Party [Member]
Changes in operating assets and liabilities:
Accounts receivable	(1,405)	(88)
Accounts payable	2,583	758
Supplemental disclosures
Debt Conversion, Converted Instrument, Amount	3,853	0
Zapata Computing, Inc. [Member]
Cash flows from operating activities:
Net loss			(29,734)	(23,448)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			164	176
Loss on extinguishment of senior notes			6,864	0
Change in fair value of senior secured notes			4,779	0
Stock-based compensation			776	940
Non-cash lease expense			341	271
Changes in operating assets and liabilities:
Accounts receivable			(510)	(456)
Prepaid expenses and other current assets			192	162
Accounts payable			3,511	1,024
Accrued expenses and other current liabilities			(1,038)	937
Deferred revenue			244	(321)
Operating lease liabilities			(352)	(272)
Net cash used in operating activities			(14,763)	(20,987)
Cash flows from investing activities:
Purchases of property and equipment			0	(253)
Net cash used in investing activities			0	(253)
Cash flows from financing activities:
Proceeds from the exercise of stock options			37	280
Payment of deferred offering costs			(336)	0
Net cash provided by financing activities			8,043	280
Effect of exchange rate changes on cash and cash equivalents			(21)	1
Net increase (decrease) in cash and cash equivalents			(6,741)	(20,959)
Cash and cash equivalents and restricted cash at beginning of period	$ 3,469	$ 10,210	10,210	31,169
Cash and cash equivalents and restricted cash at end of period			3,469	10,210
Supplemental disclosures
Deferred offering costs included in accounts payable and accrued expenses and other current liabilities			1,607	0
Right-of-use assets obtained in exchange for operating lease liabilities			0	120
Purchases of property and equipment included in accounts payable and accrued expenses			7	0
Income taxes paid			33	31
Zapata Computing, Inc. [Member] | Related Party [Member]
Cash flows from financing activities:
Proceeds from notes payable to related parties			8,342	$ 0
Zapata Computing, Inc. [Member] | Senior Secured Notes [Member]
Supplemental disclosures
Debt Conversion, Converted Instrument, Amount			$ 6,182